SUBSEQUENT EVENTS (Details Narrative)																								1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 12, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) $ / shares shares	Jul. 15, 2022 USD ($) $ / shares shares	Jul. 15, 2022 USD ($) $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	Jul. 14, 2022 USD ($) $ / shares shares	May 10, 2022 USD ($) $ / shares shares	Apr. 14, 2022 $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 21, 2022 USD ($) $ / shares shares	Mar. 07, 2022 $ / shares shares	Mar. 07, 2022 USD ($) $ / shares shares	Feb. 14, 2022 shares	Jan. 21, 2022 USD ($)	Jan. 21, 2022 shares	Dec. 02, 2021	Nov. 12, 2021 shares	Nov. 10, 2021 shares	Nov. 04, 2021 shares	Oct. 22, 2021 shares	Oct. 21, 2021 shares	Aug. 08, 2021	Feb. 17, 2022 GBP (£) shares	Jul. 19, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Debt principal amount | $																										$ 979,950		$ 979,950	$ 979,950
Issuance of shares																		100,000,000	100,000,000	200,000,000	120,000,000	200,000,000
Issuance of shares, value | $																												363,919
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture																								160,000,000
Debt Instrument, Fee																								20,000
Royalty rate payable percentage																								5.00%
Proceeds from Convertible Debt | $																										$ 139,456		$ 200,000
Tangiers Investment Group, LLC [Member]
Subsequent Event [Line Items]
Debt term										1 year
Maturity date										March 21, 2023
Debt bears interest percenatge																												10.00%
Conversion price | $ / shares										$ 0.0002	$ 0.0002																	$ 0.001
Lower percentage per annum										0.16	0.16
Proceeds from Convertible Debt | $								$ 33,056		$ 55,000
Debt Instrument, Maturity Date																							Sep. 08, 2022		Jul. 19, 2022
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares																					20,000,000							740,000,000
Issuance of shares, value | $																												$ 74,000
License One [Member]
Subsequent Event [Line Items]
Royalty Expense | £																								£ 5,000
License Two [Member]
Subsequent Event [Line Items]
Royalty Expense | £																								3,000
License Three [Member]
Subsequent Event [Line Items]
Royalty Expense | £																								£ 1,000
License Of Agreement [Member]
Subsequent Event [Line Items]
Debt Instrument, Fee																	20,000							27,247
Mac Rab LLC [Member] | Standby Equity Commitment Agreement [Member]
Subsequent Event [Line Items]
Warrant purchase of shares									500,000,000
Share price | $ / shares									$ 0.0004
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture														90,000,000										160,000,000
Subsequent Event [Member] | Robert Papiri [Member]
Subsequent Event [Line Items]
Debt principal amount | $						$ 10,000	$ 10,000
Debt term				1 year
Maturity date				July 15, 2023
Debt bears interest percenatge				12.00%	12.00%
Conversion price | $ / shares				$ 0.0002	$ 0.0002
Lower percentage per annum				0.16	0.16
Warrant purchase of shares				25,000,000	25,000,000
Issuance of shares					85,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member]
Subsequent Event [Line Items]
Maturity date						July 15, 2023
Debt bears interest percenatge						12.00%	12.00%
Conversion price | $ / shares						$ 0.0002	$ 0.0002
Warrant purchase of shares						25,000,000	25,000,000
Share price | $ / shares				$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004
Proceeds from Convertible Debt | $						$ 10,000
Common stock commitment shares						85,000,000	85,000,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term				1 year
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan One [Member]
Subsequent Event [Line Items]
Debt principal amount | $				$ 2,500	$ 2,500
Maturity date				July 15, 2023		July 15, 2023
Debt bears interest percenatge				12.00%	12.00%	12.00%	12.00%
Conversion price | $ / shares				$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Lower percentage per annum				0.16	0.16
Warrant purchase of shares				6,250,000	6,250,000	6,250,000	6,250,000
Share price | $ / shares				$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004
Issuance of shares					21,250,000
Proceeds from Convertible Debt | $						$ 2,500
Common stock commitment shares						21,250,000	21,250,000
Subsequent Event [Member] | Robert Papiri Defined Benefit Plan One [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term				1 year
Subsequent Event [Member] | Lloyd Spencer [Member]
Subsequent Event [Line Items]
Issuance of shares																428,571,428
Issuance of shares, value | $															$ 150,000
Subsequent Event [Member] | Llyod Spencer [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture														30,000,000
Subsequent Event [Member] | Three Individual [Member]
Subsequent Event [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture														30,000,000
Subsequent Event [Member] | Lloyd T Spencer [Member]
Subsequent Event [Line Items]
Maturity date													March 7, 2023
Debt bears interest percenatge												12.00%	12.00%
Conversion price | $ / shares												$ 0.0002	$ 0.0002
Warrant purchase of shares												165,000,000	165,000,000
Share price | $ / shares												$ 0.0004	$ 0.0004
Issuance of shares, value | $													$ 66,000
Proceeds from Convertible Debt | $													$ 66,000
Subsequent Event [Member] | Lloyd T Spencer [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares												33,000,000
Subsequent Event [Member] | Mutual Release and Settlement Agreement [Member] | Consultant [Member]
Subsequent Event [Line Items]
Issuance of shares																206,896,552
Subsequent Event [Member] | Interim Joint Product Development and Sales Representation Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares														83,333,334
Subsequent Event [Member] | Ecomena Limited [Member]
Subsequent Event [Line Items]
Issuance of shares																								160,000,000
Subsequent Event [Member] | B H P Capital N Y Inc [Member]
Subsequent Event [Line Items]
Debt term						1 year
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Debt term							1 year
Subsequent Event [Member] | Quick Capital L L C [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term						1 year
Subsequent Event [Member] | Investor [Member] | Standby Equity Commitment Agreement [Member]
Subsequent Event [Line Items]
Warrant purchase of shares									500,000,000
Issuance of shares									5,000,000
Purchase price of common stock percentage									88.00%
Share Price | $ / shares									$ 0.0004
Subsequent Event [Member] | Holder [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term								1 year
Conversion price | $ / shares								$ 0.0002
Lower percentage per annum								0.16
Debt Instrument, Maturity Date								May 10, 2023
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate								12.00%
Subsequent Event [Member] | B H P Capital N Y Inc [Member]
Subsequent Event [Line Items]
Debt principal amount | $						$ 25,000	$ 25,000
Maturity date						July 14, 2023
Debt bears interest percenatge						12.00%	12.00%
Conversion price | $ / shares						$ 0.0002	$ 0.0002
Lower percentage per annum						0.16	0.16
Warrant purchase of shares						62,500,000	62,500,000
Share price | $ / shares						$ 0.0004	$ 0.0004
Proceeds from Convertible Debt | $						$ 25,000
Common stock commitment shares						212,500,000	212,500,000
Subsequent Event [Member] | B H P Capital N Y Inc [Member] | Registration Rights Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares							212,500,000
Subsequent Event [Member] | Quick Capital L L C [Member]
Subsequent Event [Line Items]
Debt principal amount | $						$ 25,000	$ 25,000
Maturity date						July 14, 2023	July 14, 2023
Debt bears interest percenatge						12.00%	12.00%
Conversion price | $ / shares						$ 0.0002	$ 0.0002
Lower percentage per annum						0.16	0.16
Warrant purchase of shares						62,500,000	62,500,000
Share price | $ / shares						$ 0.0004	$ 0.0004
Issuance of shares							212,500,000
Proceeds from Convertible Debt | $						$ 25,000
Common stock commitment shares						212,500,000	212,500,000
Subsequent Event [Member] | R G P Capital Partners Inc [Member]
Subsequent Event [Line Items]
Debt principal amount | $	$ 15,000	$ 25,000	$ 25,000	$ 2,500	$ 2,500
Debt term	1 year	1 year		1 year
Maturity date	September 12, 2023	July 27, 2023			July 15, 2023	July 15, 2023
Debt bears interest percenatge	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
Conversion price | $ / shares	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Lower percentage per annum	0.16	0.16	0.16	0.16	0.16
Warrant purchase of shares	37,500,000	25,000,000	25,000,000	6,250,000	6,250,000	6,250,000	6,250,000
Share price | $ / shares	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004	$ 0.0004
Issuance of shares	127,500,000		85,000,000		21,250,000
Proceeds from Convertible Debt | $				$ 2,500
Common stock commitment shares						21,250,000	21,250,000
Subsequent Event [Member] | R G P Capital Partners Inc [Member] | Fixed Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt term				1 year
Subsequent Event [Member] | Tangiers Investment Group LLC [Member]
Subsequent Event [Line Items]
Maturity date											March 21, 2023
Debt bears interest percenatge										12.00%	12.00%
Conversion price | $ / shares										$ 0.0002	$ 0.0002
Warrant purchase of shares										125,000,000	125,000,000
Share price | $ / shares										$ 0.0004	$ 0.0004
Proceeds from Convertible Debt | $											$ 55,000
Common stock commitment shares										27,500,000	27,500,000
Subsequent Event [Member] | Mac Rab LLC [Member]
Subsequent Event [Line Items]
Warrant purchase of shares								74,375,000
Share price | $ / shares								$ 0.0004
Common stock commitment shares								16,527,775